Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001835385
Registrant Name	Marathon Bancorp, Inc. /MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES